Loan Receivable Disclosure	12 Months Ended
Dec. 31, 2021
Notes
Loan Receivable Disclosure

4.Loans Receivable

	2021	2020
	$	$
Kbridge Resources Development	50,000	85,202
Columbia Capital Inc.	25,775	25,708

Total (Note 8)	75,775	110,910

Kbridge Resource Development

On November 17, 2020, the Company entered into a loan agreement with a related party, Kbridge Resources Development, whereby the Company advanced $89,353 ($117,000 CAD) at 4.6% interest per annum with the maturity date of November 17, 2021. This amount was repaid in full during the year ended December 31, 2021.

During the year ended December 31, 2021, the Company advanced a further $50,000 to Kbridge Resources Development, with a maturity date of April 20, 2022, accruing interest at 4.6% per annum. As at December 31, 2021, the outstanding amount of this loan is $50,000.

Columbia Capital Inc.:

During the year ended December 31, 2019, the Company advanced $10,000 and a further CAD$20,000 to a related party, Columbia Capital Inc., which is non-interest bearing, unsecured and due on demand. As at December 31, 2021, $25,775 (December 30, 2020 - $25,708) of this amount was outstanding. Changes in the amount owing are due to foreign exchange.